OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

January 8, 2013

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer Limited Term California Municipal Fund (the “Registrant”)
Reg. No. 333-111230; File No. 811-21474

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 2012.

Sincerely,

/s/ Adrienne Ruffle

------------------------------------

Adrienne Ruffle

Vice President & Associate Counsel

212-323-5231

aruffle@oppenheimerfunds.com

cc:     Kramer Levin

KPMG LLP

Gloria LaFond

Edward Gizzi